Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating expenses
General and administrative	$ 1,582,059	$ 1,042,783	$ 5,112,002	$ 2,525,366
Research and development	745,506	259,996	2,059,769	556,064
Total operating expenses	2,327,565	1,302,779	7,171,771	3,081,430
Other (income) and expenses
Forgiveness of accounts payable			(416,000)
Fair value adjustment to convertible notes payable				1,250,000
Change in fair value of warrant liability		(146,808)	(77,237)	4,522,844
Financing expense				275,000
Unrealized loss	3,053		3,053
Interest income	(15,132)		(15,132)
Interest and financing expense	714,081	248,165	714,081	516,276
Total other expense (income)	702,002	101,357	208,765	6,564,120
Net loss	(3,029,567)	(1,404,136)	(7,380,536)	(9,645,550)
Deemed dividend on warrant modification	(65,266)		(65,266)
Net loss attributable to shareholders	$ (3,094,833)	$ (1,404,136)	$ (7,445,802)	$ (9,645,550)
ADS
Loss per ADS
Basic	$ (0.94)	$ (5.84)	$ (4.65)	$ (40.14)
Fully-diluted	$ (0.94)	$ (5.84)	$ (4.65)	$ (40.14)
Weighted average number of ADS's outstanding
Basic	3,291,806	240,292	1,601,396	240,292
Fully-diluted	3,291,806	240,292	1,601,396	240,292